Fair Value - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	¥ 5,434,496	¥ 5,414,550
Debt securities	1,037,397	923,840
Financing liabilities	8,102,556	7,720,985
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	79,176	173,302
Fair value [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	5,374,754	5,488,065
Financing liabilities	7,984,057	7,809,379
Fair value [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	¥ 79,176	¥ 173,302